Schedule of intangible assets and other longer-term assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 4,044	$ 2,763
Additions from business acquisitions	122,340
Net Additions / (Deductions)	1,210	1,281
Disposals/adjustments	(312)	0
Ending balance	127,282	4,044
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,242	3,196
Additions from business acquisitions	122,340
Net Additions / (Deductions)	2,977	2,046
Disposals/adjustments	(312)	0
Ending balance	130,247	5,242
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,198	433
Additions from business acquisitions	0
Net Additions / (Deductions)		765
Amortization	1,767
Disposals/adjustments	0	0
Ending balance	2,965	1,198
Cultivating and processing license
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,142	2,268
Additions from business acquisitions	113,888
Net Additions / (Deductions)	(1,198)	(126)
Disposals/adjustments	0	0
Ending balance	114,832	2,142
Cultivating and processing license | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,545	2,545
Additions from business acquisitions	113,888
Net Additions / (Deductions)	0	0
Disposals/adjustments	0	0
Ending balance	116,433	2,545
Cultivating and processing license | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	403	277
Additions from business acquisitions	0
Amortization	1,198	126
Disposals/adjustments	0	0
Ending balance	1,601	403
Brand
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Additions from business acquisitions	8,440
Net Additions / (Deductions)	0
Disposals/adjustments	0
Ending balance	8,440	0
Brand | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Additions from business acquisitions	8,440
Net Additions / (Deductions)	0
Disposals/adjustments	0
Ending balance	8,440	0
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,014	495
Additions from business acquisitions	12
Net Additions / (Deductions)	1,263	519
Disposals/adjustments	0	0
Ending balance	2,289	1,014
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,800	651
Additions from business acquisitions	12
Net Additions / (Deductions)	1,746	1,149
Disposals/adjustments	0	0
Ending balance	3,558	1,800
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	786	156
Additions from business acquisitions	0
Amortization	483	630
Disposals/adjustments	0	0
Ending balance	1,269	786
Domain names
Disclosure of detailed information about intangible assets [line items]
Beginning balance	576	0
Additions from business acquisitions	0
Net Additions / (Deductions)	(57)	576
Disposals/adjustments	0	0
Ending balance	519	576
Domain names | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	585	0
Additions from business acquisitions	0
Net Additions / (Deductions)	0	585
Disposals/adjustments	0	0
Ending balance	585	585
Domain names | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9	0
Additions from business acquisitions	0
Amortization	57	9
Disposals/adjustments	0	0
Ending balance	66	9
Patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Additions from business acquisitions	0
Net Additions / (Deductions)	1,202
Disposals/adjustments	0
Ending balance	1,202	0
Patents | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Additions from business acquisitions	0
Net Additions / (Deductions)	1,231
Disposals/adjustments	0
Ending balance	1,231	0
Patents | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Additions from business acquisitions	0
Amortization	29
Disposals/adjustments	0
Ending balance	29	0
Other longer term assets and capitalized transaction costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	312	0
Additions from business acquisitions	0
Net Additions / (Deductions)	0	312
Disposals/adjustments	(312)	0
Ending balance	0	312
Other longer term assets and capitalized transaction costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	312	0
Additions from business acquisitions	0
Net Additions / (Deductions)	0	312
Disposals/adjustments	(312)	0
Ending balance	$ 0	$ 312